5. STOCK-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation Details 3
Accrued Employee Compensation	$ (504,645)
Accounts Payable	(170,000)
Total Current Liabilities	(674,645)
Total Stockholders' Equity (Deficit)	$ 674,645